Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity

16. Equity

Share Repurchases

On January 24, 2013, the Company's Board of Directors authorized management to purchase up to a total of 2,500,000 shares of the Company's common stock at management's discretion in open market transactions and cancelled the Company's previous share repurchase authorization, which had been in place since January 26, 2011 (the “2011 Authorizations”). Prior to the 2011 Authorization, the Company repurchased its common stock under a share repurchase authorization that had been in place since October 24, 2007. The following table summarizes the aggregate shares purchased under these plans during each of the three years ended December 31:

	Year Ended December 31,
	2012	2011	2010
Shares purchased under 2011 and 2007 authorization	576,064	435,000	385,100
Aggregate amount (in thousands)	$22,509	$19,576	$13,583
Average price paid per share	$39.07	$45.00	$35.27

Periodically, shares are purchased in the open market on behalf of participants relating to the Company's nonqualified deferred compensation plans. Certain amounts are subsequently distributed to participants. In January 2012, the Company purchased 1,211 shares of the Company's common stock from the rabbi trust that held the shares for the Nonqualified Savings Plan, which no longer permits investments in the Company's common stock. Activities during each of the three years ended December 31 are summarized as follows (dollars in thousands):

		Year Ended December 31,
		2012		2011	2010
	Purchases:
	Number of shares	108		93	1,552
	Aggregate amount	$4		$5	$58

	Sales:
	Number of shares	1,211	(a)	9	1,727
	Aggregate amount	$25		$-	$36

	Distributions and transfers to 401(k) savings plan:
	Number of shares	0		0	4
	Aggregate amount	$-		$-	$0

(a)	Represents shares purchased by the Company from the rabbi trust that held the shares for the Nonqualified Savings Plan.

Accumulated Other Comprehensive Income (Loss)

Components of accumulated other comprehensive income (loss), after tax, for the years ended December 31, 2012, 2011 and 2010 were as follows (dollars in thousands):

	As of December 31,
	2012	2011	2010
Unrealized derivatives loss, net of tax	$(1)	$(13)	$(111)
Foreign currency translation gain (loss), net of tax	2,875	(6,077)	6,210
Marketable securities unrealized (gain) loss, net of tax	254	(806)	(1,302)
Accumulated other comprehensive income (loss)	$3,128	$(6,896)	$4,797